Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ADVANCE CAPITAL I INC
Prospectus Date	rr_ProspectusDate	Apr. 30, 2016
Core Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	CORE EQUITY FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Core Equity Fund. You pay no sales charges or transaction fees for buying or selling shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 209% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	209.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been restated to reflect current expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Core Equity Fund strives to reach its investment objective under normal market and economic conditions by investing, under normal circumstances, at least 80% of net assets in the equity securities of a diversified group of large company stocks with a market capitalization of more than $4.5 billion at the time of purchase. These companies may be headquartered in the U.S. or in foreign countries. Generally, the Fund will invest in 70 to 125 stocks at any given time.

The advisor follows an investment analysis process where it first screens attractive stock candidates using a quantitative multi-factor model analyzing a universe of domestic companies with a market capitalization generally over $4.5 billion. These factors include: price-earnings ratio, price-to-book ratio, debt ratios and other valuation metrics. Stocks that meet these strict quantitative factors are generally included in the portfolio after selective fundamental analysis on any outliers.  This qualitative analysis involves a review of a company’s profitability, cash flow, capital spending and balance sheet trends as well as their products, competitive position, business practices and management.  At this time price targets are established for both an initial purchase and ultimate sale of each security.  These targets are periodically adjusted based on changes within the company and overall market.  The last piece of the selection process is portfolio construction.  The portfolio managers determine the weight of each security in the portfolio and relative sector weight compared to the benchmark. The portfolio managers may choose to equally weight the selected positions.

		As a security nears its price target, the advisor generally reduces or sells the position. The most common reason for a sale is that our process has identified a superior risk/reward opportunity for the portfolio. If a security has deteriorating fundamentals, or has rapidly reached our price target the entire position is usually sold. The portfolio managers do not employ strategies that limit losses or cap potential gains but any significant price movement will prompt a review of the security and the rationale for owning it.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Growth Stocks – Growth stocks can be volatile for several reasons. Since growth stocks usually reinvest a high proportion of earnings in their own businesses, they may lack the dividends associated with value stocks that can cushion their decline in a falling market. Also, since investors buy these stocks because of their expected superior earnings growth, earnings disappointments often result in sharp price declines. In general, stocks with growth characteristics can have relatively wide price swings as a result of the high valuations they may carry.

Market Risk – Changing stock market conditions will affect the Fund’s share price. The Core Equity Fund should not be relied on for short-term needs. Returns from stocks held in the Fund will rise and fall with changes in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment.

Portfolio Turnover Risk - A higher portfolio turnover may result in higher transactional and brokerage costs.

Value Stocks - Investments in value stocks involve investing in stocks that are undervalued by measures such as price-to-book ratio and price-to-earnings ratio. Many value stocks pay a dividend and are fairly mature companies and in established markets. Investors typically invest in value stocks for their upside potential and consistent dividend payout. Some risks of investing in value stocks include a declining business model, more nimble and smaller competitors, and falling dividends. In general, value stocks have less price swings than growth stocks and could underperform in rising markets. The advisor's assessment of a stock's value may never be fully recognized or realized by the market.  A stock judged to be undervalued may actually be appropriately priced or its price may fail to meet the advisor’s expectations.

Who Should Invest?
The Core Equity Fund may be suitable for you if:
  You want to add a growth fund to your existing portfolio
  You have a long-term time horizon (at least 5 years)
  You want to focus on larger-company stocks
  You do not need, or are not concerned with, dividend income
  You have a high tolerance for risk and can handle large price swings
		Because of the several types of risk described in this prospectus, you could lose money!
Risk Lose Money [Text]	rr_RiskLoseMoney	Because of the several types of risk described in this prospectus, you could lose money!
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information illustrates how the Core Equity Fund’s results may vary and provides some indication of the risks of investing in the Fund by showing changes in the Fund’s Retail Shares performance from year to year and by showing how the average annual returns for one and five years of the Fund compare with those of an appropriate broad-based securities market index. The S&P 500 Index is a capitalization-weighted index of 500 stocks representing all major industries that is designed to measure the performance of the broad domestic economy; you cannot invest directly in an index. Past performance (before and after taxes) should not be used to attempt to predict future performance. You may get updated performance information online at http://institutional.acadviser.com or by calling 800-345-4783.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information illustrates how the Core Equity Fund’s results may vary and provides some indication of the risks of investing in the Fund by showing changes in the Fund’s Retail Shares performance from year to year and by showing how the average annual returns for one and five years of the Fund compare with those of an appropriate broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-345-4783
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://institutional.acadviser.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) should not be used to attempt to predict future performance.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns (%) as of 12/31 each year (Retail Shares)
Annual Return Caption [Text]	rr_AnnualReturnCaption	Advance Capital I, Inc. Core Equity Fund Annual Returns Before Taxes for Retail Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Core Equity Fund’s highest/lowest quarterly results for Retail Shares during this time were: Highest: +15.09% 3rd quarter 2009 Lowest: -24.28% 4th quarter 2008
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (%) For the Periods Ended December 31, 2015
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown. In addition, after-tax returns are not relevant if you hold your Fund shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account (IRA).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After tax returns are shown only for Retail Shares, and will vary for Institutional Shares.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Total returns shown “after taxes on distributions and sale of fund shares” assume that you sold your shares at the end of the particular time period, and as a result, reflect the effect of both taxable distributions by the Fund and any taxable gain or loss realized upon the sale of the shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The S&P 500 Value Index is a market capitalization weighted index with characteristics of value.

		After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. After tax returns are shown only for Retail Shares, and will vary for Institutional Shares. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown. In addition, after-tax returns are not relevant if you hold your Fund shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account (IRA). Total returns shown “after taxes on distributions and sale of fund shares” assume that you sold your shares at the end of the particular time period, and as a result, reflect the effect of both taxable distributions by the Fund and any taxable gain or loss realized upon the sale of the shares.
Core Equity Fund | Retail Shares
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.80%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.63%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.68%
1 Year	rr_ExpenseExampleYear01	$ 171
3 Years	rr_ExpenseExampleYear03	530
5 Years	rr_ExpenseExampleYear05	913
10 Years	rr_ExpenseExampleYear10	$ 1,987
2008	rr_AnnualReturn2008	(34.35%)
2009	rr_AnnualReturn2009	33.19%
2010	rr_AnnualReturn2010	14.15%
2011	rr_AnnualReturn2011	(2.39%)
2012	rr_AnnualReturn2012	13.31%
2013	rr_AnnualReturn2013	30.23%
2014	rr_AnnualReturn2014	10.56%
2015	rr_AnnualReturn2015	(2.79%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.09%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.28%)
1 Year	rr_AverageAnnualReturnYear01	(2.79%)
5 Years	rr_AverageAnnualReturnYear05	9.13%
Core Equity Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.80%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.63%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.43%
1 Year	rr_ExpenseExampleYear01	$ 146
3 Years	rr_ExpenseExampleYear03	452
5 Years	rr_ExpenseExampleYear05	782
10 Years	rr_ExpenseExampleYear10	$ 1,713
1 Year	rr_AverageAnnualReturnYear01	(2.46%)
5 Years	rr_AverageAnnualReturnYear05	9.43%
Core Equity Fund | After taxes on distributions | Retail Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.31%)
5 Years	rr_AverageAnnualReturnYear05	7.13%
Core Equity Fund | After taxes on distributions and sale of fund shares | Retail Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.68%)
5 Years	rr_AverageAnnualReturnYear05	6.90%
Core Equity Fund | S&P 500 Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.37%
5 Years	rr_AverageAnnualReturnYear05	12.54%
Core Equity Fund | S&P 500 Value Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.14%)
5 Years	rr_AverageAnnualReturnYear05	10.93%

[1]	Expenses have been restated to reflect current expenses.